SUPPLEMENT TO THE FIDELITY ADVISOR BALANCED FUND - CLASS A, CLASS T AND CLASS B APRIL 30, 1997 SEMIANNUAL REPORT
The following information replaces similar information found in "Performance: The Bottom Line" on pages 8 and 9.
FIDELITY ADVISOR BALANCED FUND - CLASS B
THE FOLLOWING INFORMATION REPLACES THE FIRST QUESTION
AND ANSWER FOUND IN "FUND TALK: THE MANAGER'S
OVERVIEW" ON PAGE 10.

Q. HOW DID THE FUND PERFORM, BETTINA?
A. FOR THE SIX MONTHS THAT ENDED
APRIL 30, 1997, THE FUND'S CLASS A, CLASS T
AND CLASS B SHARES POSTED TOTAL RETURNS OF
9.26%, 9.37% AND 9.13%, RESPECTIVELY,
SIGNIFICANTLY OUTPERFORMING THE 6.22%
RETURN FOR THE BALANCED FUNDS AVERAGE
TRACKED BY LIPPER ANALYTICAL SERVICES.
GIVEN THE STRUCTURE OF THE FUND -
NAMELY ITS MIX OF EQUITIES AND FIXED-INCOME
SECURITIES - PERFORMANCE TYPICALLY FALLS
BETWEEN ITS TWO BENCHMARK INDEXES, THE
STANDARD & POOR'S 500 INDEX AND THE
LEHMAN BROTHERS AGGREGATE BOND INDEX.
IN THIS RESPECT, PERFORMANCE OVER THE PAST
SIX MONTHS WAS IN LINE WITH MY
EXPECTATIONS; WHILE THE FUND OUTPERFORMED
THE LEHMAN BROTHERS INDEX, WHICH
RETURNED 1.70% OVER THE SIX MONTHS, IT
UNDERPERFORMED THE S&P 500, WHICH
GAINED 14.72%. FOR THE 12 MONTHS THAT ENDED
APRIL 30, 1997, THE FUND'S CLASS A, CLASS T
AND CLASS B SHARES RETURNED 16.25%, 16.44%
AND 16.18%, RESPECTIVELY, WHILE THE BALANCED
FUNDS AVERAGE RETURNED 12.71%, THE
LEHMAN BROTHERS INDEX RETURNED 7.09%
AND THE S&P 500 RETURNED 25.13%.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997                PAST 6   PAST 1   PAST 5   PAST 10
                                            MONTHS   YEAR     YEARS    YEARS

ADVISOR BALANCED - CLASS B                  9.13%    16.18%   56.57%   188.20%

ADVISOR BALANCED - CLASS B                  4.13%    11.18%   54.57%   188.20%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997    PAST 1   PAST 5   PAST 10
                                YEAR     YEARS    YEARS

ADVISOR BALANCED - CLASS B                  16.18%   9.38%   11.17%

ADVISOR BALANCED - CLASS B                  11.18%   9.10%   11.17%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

$10,000 OVER 10 YEARS

 Standard & Poor's 500
Fidelity Adv Balanced - CL B Lehman Brothers Aggregate Bond Index
$37,542
$28,820
$23,018
$
'97
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class B on April 30, 1987. As the chart shows, by April 30, 1997, the value of the investment would have grown to $28,820 - a 188.20% increase on the initial investment. For comparison, look at how both the S&P 500 and the Lehman Brothers Aggregate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment in the S&P 500 would have grown to $37,542 - a 275.42% increase. If you had put $10,000 in the bond index, it would have grown to $23,018 - a 130.18% increase.


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
BALANCED FUND
(FORMERLY ADVISOR INCOME & GROWTH FUND) -
CLASS A, CLASS T AND CLASS B
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                10   THE MANAGERS' REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       14   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              15   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     42   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    50   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    58   THE AUDITORS' OPINION.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR BALANCED FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September
3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to
September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1fee (0.65% prior to January 1,
1996). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997           PAST 6   PAST 1   PAST 5    PAST 10
                                       MONTHS   YEAR     YEARS     YEARS

ADVISOR BALANCED - CLASS A             9.26%    16.25%   56.67%    188.38%

ADVISOR BALANCED - CLASS A             3.52%    10.15%   48.45%    173.24%
 (INCL. MAX. 5.25% SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)          14.72%   25.13%   120.23%   275.42%

LEHMAN BROTHERS AGGREGATE BOND INDEX   1.70%    7.09%    42.63%    130.18%

BALANCED FUNDS AVERAGE                 6.22%    12.71%   71.26%    170.48%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how Class A's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 328 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997           PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

ADVISOR BALANCED - CLASS A             16.25%   9.39%    11.17%

ADVISOR BALANCED - CLASS A             10.15%   8.22%    10.57%
 (INCL. MAX. 5.25% SALES CHARGE)

S&P 500                                25.13%   17.10%   14.14%

LEHMAN BROTHERS AGGREGATE BOND INDEX   7.09%    7.36%    8.69%

BALANCED FUNDS AVERAGE                 12.71%   11.30%   10.41%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970430 19970515 082826 S00000000000001
             FA Balanced -CL A           SP Standard & Poor 500
LB Aggregate Bond
             00249                       SP001
LB001
  1987/04/30       9475.00                    10000.00
   10000.00
  1987/05/31       9448.68                    10087.00
    9960.88
  1987/06/30       9676.64                    10596.39
   10097.97
  1987/07/31      10144.15                    11133.63
   10090.21
  1987/08/31      10355.86                    11548.92
   10036.21
  1987/09/30      10179.75                    11295.99
    9822.50
  1987/10/31       8385.41                     8862.84
   10172.33
  1987/11/30       8234.40                     8132.54
   10253.81
  1987/12/31       8594.37                     8751.43
   10393.48
  1988/01/31       9098.87                     9119.86
   10758.83
  1988/02/29       9477.23                     9544.85
   10886.55
  1988/03/31       9504.26                     9249.91
   10784.38
  1988/04/30       9668.60                     9352.58
   10726.18
  1988/05/31       9705.12                     9433.95
   10654.08
  1988/06/30      10107.66                     9866.97
   10911.12
  1988/07/31      10070.67                     9829.48
   10853.89
  1988/08/31      10033.68                     9495.27
   10882.34
  1988/09/30      10219.47                     9899.77
   11128.71
  1988/10/31      10369.34                    10174.99
   11338.23
  1988/11/30      10266.30                    10029.48
   11200.49
  1988/12/31      10389.32                    10205.00
   11213.10
  1989/01/31      10798.05                    10952.01
   11374.44
  1989/02/28      10836.07                    10679.30
   11291.99
  1989/03/31      11018.44                    10928.13
   11340.81
  1989/04/30      11461.10                    11495.30
   11578.13
  1989/05/31      11836.40                    11960.86
   11882.38
  1989/06/30      11999.56                    11892.68
   12244.17
  1989/07/31      12544.55                    12966.59
   12504.45
  1989/08/31      12739.19                    13220.73
   12319.18
  1989/09/30      12759.07                    13166.53
   12382.23
  1989/10/31      12562.33                    12861.07
   12687.12
  1989/11/30      12818.10                    13123.43
   12808.04
  1989/12/31      12944.78                    13438.39
   12842.32
  1990/01/31      12318.59                    12536.68
   12689.71
  1990/02/28      12350.98                    12698.40
   12730.77
  1990/03/31      12523.85                    13034.91
   12740.15
  1990/04/30      12359.93                    12709.04
   12623.43
  1990/05/31      12818.92                    13948.17
   12997.19
  1990/06/30      12873.30                    13853.32
   13205.73
  1990/07/31      12840.12                    13808.99
   13388.41
  1990/08/31      12054.89                    12560.66
   13209.61
  1990/09/30      11776.66                    11948.95
   13318.89
  1990/10/31      11664.60                    11897.57
   13487.99
  1990/11/30      12191.25                    12666.15
   13778.33
  1990/12/31      12563.82                    13019.54
   13993.02
  1991/01/31      13212.50                    13587.19
   14165.99
  1991/02/28      13986.35                    14558.68
   14286.92
  1991/03/31      14341.59                    14911.00
   14385.20
  1991/04/30      14617.39                    14946.78
   14541.05
  1991/05/31      15226.45                    15592.48
   14626.08
  1991/06/30      14914.38                    14878.35
   14618.64
  1991/07/31      15552.24                    15571.68
   14821.37
  1991/08/31      15946.55                    15940.73
   15142.10
  1991/09/30      16063.96                    15674.52
   15448.93
  1991/10/31      16531.96                    15884.56
   15620.94
  1991/11/30      16145.86                    15244.41
   15764.17
  1991/12/31      16896.01                    16988.37
   16232.34
  1992/01/31      17007.17                    16672.39
   16011.51
  1992/02/29      17365.35                    16889.13
   16115.62
  1992/03/31      17303.70                    16559.79
   16024.77
  1992/04/30      17440.73                    17046.65
   16140.52
  1992/05/31      17789.55                    17130.18
   16445.08
  1992/06/30      17627.79                    16874.94
   16671.41
  1992/07/31      18142.56                    17565.12
   17011.54
  1992/08/31      18142.56                    17205.04
   17183.87
  1992/09/30      18292.66                    17408.05
   17387.57
  1992/10/31      18229.41                    17468.98
   17157.04
  1992/11/30      18343.26                    18064.68
   17160.92
  1992/12/31      18450.37                    18286.87
   17433.80
  1993/01/31      18798.49                    18440.48
   17768.11
  1993/02/28      19200.17                    18691.27
   18079.15
  1993/03/31      19924.84                    19085.66
   18154.48
  1993/04/30      20491.81                    18623.78
   18280.90
  1993/05/31      20883.28                    19122.90
   18304.18
  1993/06/30      20748.83                    19178.36
   18635.91
  1993/07/31      20966.52                    19101.64
   18741.31
  1993/08/31      21728.44                    19825.60
   19069.81
  1993/09/30      21525.30                    19672.94
   19122.18
  1993/10/31      21813.21                    20080.17
   19193.64
  1993/11/30      21525.30                    19889.41
   19030.36
  1993/12/31      22076.81                    20130.07
   19133.50
  1994/01/31      22690.45                    20814.49
   19391.83
  1994/02/28      22290.87                    20250.42
   19054.93
  1994/03/31      21400.63                    19367.50
   18585.15
  1994/04/30      21228.04                    19615.41
   18436.74
  1994/05/31      21314.34                    19937.10
   18434.16
  1994/06/30      20909.83                    19448.64
   18393.42
  1994/07/31      21314.16                    20086.55
   18758.77
  1994/08/31      21574.09                    20910.10
   18782.05
  1994/09/30      21429.92                    20397.81
   18505.61
  1994/10/31      21227.34                    20856.76
   18489.12
  1994/11/30      20937.94                    20097.15
   18448.06
  1994/12/31      20952.41                    20395.19
   18575.45
  1995/01/31      20894.05                    20924.04
   18943.06
  1995/02/28      21258.82                    21739.45
   19393.45
  1995/03/31      21612.03                    22380.98
   19512.43
  1995/04/30      21847.42                    23040.10
   19784.99
  1995/05/31      22274.07                    23961.02
   20550.62
  1995/06/30      22541.48                    24517.63
   20701.28
  1995/07/31      22882.57                    25330.63
   20655.05
  1995/08/31      22941.89                    25394.21
   20904.33
  1995/09/30      23163.54                    26465.85
   21107.70
  1995/10/31      22894.20                    26371.37
   21382.20
  1995/11/30      23537.63                    27529.07
   21702.61
  1995/12/31      23898.74                    28059.28
   22007.18
  1996/01/31      24111.72                    29014.42
   22153.32
  1996/02/29      23716.19                    29283.38
   21768.24
  1996/03/31      23534.74                    29565.38
   21616.93
  1996/04/30      23504.10                    30001.17
   21495.36
  1996/05/31      23626.67                    30774.90
   21451.71
  1996/06/30      23765.22                    30892.16
   21739.79
  1996/07/31      23270.76                    29527.34
   21799.28
  1996/08/31      23456.18                    30150.07
   21762.75
  1996/09/30      24370.09                    31846.92
   22142.00
  1996/10/31      25009.36                    32725.26
   22632.48
  1996/11/30      26350.26                    35198.96
   23020.14
  1996/12/31      25883.65                    34501.67
   22806.10
  1997/01/31      26769.64                    36657.33
   22875.94
  1997/02/28      27180.99                    36944.73
   22932.85
  1997/03/31      26240.42                    35426.67
   22678.72
  1997/04/30      27324.47                    37541.64
   23018.20
IMATRL PRASUN   SHR__CHT 19970430 19970515 082830 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class A on April 30, 1987, and the current maximum 5.25% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $27,324 - a 173.24% increase on the initial investment. For comparison, look at how both the S&P 500 and the Lehman Brothers Aggregate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment in the S&P 500 would have grown to $37,542 - a 275.42% increase. If you had put $10,000 in the bond index, it would have grown to $23,018 - a 130.18% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FIDELITY ADVISOR BALANCED FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997           PAST 6   PAST 1   PAST 5    PAST 10
                                       MONTHS   YEAR     YEARS     YEARS

ADVISOR BALANCED - CLASS T             9.37%    16.44%   56.93%    188.86%

ADVISOR BALANCED - CLASS T             5.55%    12.37%   51.43%    178.75%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)          14.72%   25.13%   120.23%   275.42%

LEHMAN BROTHERS AGGREGATE BOND INDEX   1.70%    7.09%    42.63%    130.18%

BALANCED FUNDS AVERAGE                 6.22%    12.71%   71.26%    170.48%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how Class T's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 328 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997           PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

ADVISOR BALANCED - CLASS T             16.44%   9.43%    11.19%

ADVISOR BALANCED - CLASS T             12.37%   8.65%    10.80%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                                25.13%   17.10%   14.14%

LEHMAN BROTHERS AGGREGATE BOND INDEX   7.09%    7.36%    8.69%

BALANCED FUNDS AVERAGE                 12.71%   11.30%   10.41%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970430 19970515 084228 S00000000000001
             FA Balanced -CL T           SP Standard & Poor 500
LB Aggregate Bond
             00170                       SP001
LB001
  1987/04/30       9650.00                    10000.00
   10000.00
  1987/05/31       9623.19                    10087.00
    9960.88
  1987/06/30       9855.36                    10596.39
   10097.97
  1987/07/31      10331.51                    11133.63
   10090.21
  1987/08/31      10547.13                    11548.92
   10036.21
  1987/09/30      10367.76                    11295.99
    9822.50
  1987/10/31       8540.29                     8862.84
   10172.33
  1987/11/30       8386.49                     8132.54
   10253.81
  1987/12/31       8753.11                     8751.43
   10393.48
  1988/01/31       9266.92                     9119.86
   10758.83
  1988/02/29       9652.28                     9544.85
   10886.55
  1988/03/31       9679.80                     9249.91
   10784.38
  1988/04/30       9847.18                     9352.58
   10726.18
  1988/05/31       9884.37                     9433.95
   10654.08
  1988/06/30      10294.35                     9866.97
   10911.12
  1988/07/31      10256.67                     9829.48
   10853.89
  1988/08/31      10219.00                     9495.27
   10882.34
  1988/09/30      10408.22                     9899.77
   11128.71
  1988/10/31      10560.86                    10174.99
   11338.23
  1988/11/30      10455.92                    10029.48
   11200.49
  1988/12/31      10581.21                    10205.00
   11213.10
  1989/01/31      10997.49                    10952.01
   11374.44
  1989/02/28      11036.21                    10679.30
   11291.99
  1989/03/31      11221.94                    10928.13
   11340.81
  1989/04/30      11672.78                    11495.30
   11578.13
  1989/05/31      12055.01                    11960.86
   11882.38
  1989/06/30      12221.18                    11892.68
   12244.17
  1989/07/31      12776.24                    12966.59
   12504.45
  1989/08/31      12974.48                    13220.73
   12319.18
  1989/09/30      12994.73                    13166.53
   12382.23
  1989/10/31      12794.35                    12861.07
   12687.12
  1989/11/30      13054.84                    13123.43
   12808.04
  1989/12/31      13183.86                    13438.39
   12842.32
  1990/01/31      12546.11                    12536.68
   12689.71
  1990/02/28      12579.10                    12698.40
   12730.77
  1990/03/31      12755.17                    13034.91
   12740.15
  1990/04/30      12588.21                    12709.04
   12623.43
  1990/05/31      13055.68                    13948.17
   12997.19
  1990/06/30      13111.06                    13853.32
   13205.73
  1990/07/31      13077.27                    13808.99
   13388.41
  1990/08/31      12277.54                    12560.66
   13209.61
  1990/09/30      11994.17                    11948.95
   13318.89
  1990/10/31      11880.05                    11897.57
   13487.99
  1990/11/30      12416.42                    12666.15
   13778.33
  1990/12/31      12795.87                    13019.54
   13993.02
  1991/01/31      13456.53                    13587.19
   14165.99
  1991/02/28      14244.68                    14558.68
   14286.92
  1991/03/31      14606.48                    14911.00
   14385.20
  1991/04/30      14887.37                    14946.78
   14541.05
  1991/05/31      15507.68                    15592.48
   14626.08
  1991/06/30      15189.84                    14878.35
   14618.64
  1991/07/31      15839.48                    15571.68
   14821.37
  1991/08/31      16241.08                    15940.73
   15142.10
  1991/09/30      16360.66                    15674.52
   15448.93
  1991/10/31      16837.30                    15884.56
   15620.94
  1991/11/30      16444.07                    15244.41
   15764.17
  1991/12/31      17208.07                    16988.37
   16232.34
  1992/01/31      17321.29                    16672.39
   16011.51
  1992/02/29      17686.08                    16889.13
   16115.62
  1992/03/31      17623.29                    16559.79
   16024.77
  1992/04/30      17762.86                    17046.65
   16140.52
  1992/05/31      18118.11                    17130.18
   16445.08
  1992/06/30      17953.37                    16874.94
   16671.41
  1992/07/31      18477.65                    17565.12
   17011.54
  1992/08/31      18477.65                    17205.04
   17183.87
  1992/09/30      18630.52                    17408.05
   17387.57
  1992/10/31      18566.10                    17468.98
   17157.04
  1992/11/30      18682.05                    18064.68
   17160.92
  1992/12/31      18791.15                    18286.87
   17433.80
  1993/01/31      19145.70                    18440.48
   17768.11
  1993/02/28      19554.79                    18691.27
   18079.15
  1993/03/31      20292.85                    19085.66
   18154.48
  1993/04/30      20870.28                    18623.78
   18280.90
  1993/05/31      21268.99                    19122.90
   18304.18
  1993/06/30      21132.05                    19178.36
   18635.91
  1993/07/31      21353.76                    19101.64
   18741.31
  1993/08/31      22129.76                    19825.60
   19069.81
  1993/09/30      21922.86                    19672.94
   19122.18
  1993/10/31      22216.10                    20080.17
   19193.64
  1993/11/30      21922.86                    19889.41
   19030.36
  1993/12/31      22484.56                    20130.07
   19133.50
  1994/01/31      23109.54                    20814.49
   19391.83
  1994/02/28      22702.58                    20250.42
   19054.93
  1994/03/31      21795.89                    19367.50
   18585.15
  1994/04/30      21620.12                    19615.41
   18436.74
  1994/05/31      21708.00                    19937.10
   18434.16
  1994/06/30      21296.02                    19448.64
   18393.42
  1994/07/31      21707.83                    20086.55
   18758.77
  1994/08/31      21972.55                    20910.10
   18782.05
  1994/09/30      21825.72                    20397.81
   18505.61
  1994/10/31      21619.40                    20856.76
   18489.12
  1994/11/30      21324.66                    20097.15
   18448.06
  1994/12/31      21339.40                    20395.19
   18575.45
  1995/01/31      21279.96                    20924.04
   18943.06
  1995/02/28      21651.46                    21739.45
   19393.45
  1995/03/31      22011.20                    22380.98
   19512.43
  1995/04/30      22250.94                    23040.10
   19784.99
  1995/05/31      22685.47                    23961.02
   20550.62
  1995/06/30      22957.82                    24517.63
   20701.28
  1995/07/31      23305.21                    25330.63
   20655.05
  1995/08/31      23365.62                    25394.21
   20904.33
  1995/09/30      23591.36                    26465.85
   21107.70
  1995/10/31      23317.04                    26371.37
   21382.20
  1995/11/30      23972.36                    27529.07
   21702.61
  1995/12/31      24340.14                    28059.28
   22007.18
  1996/01/31      24557.05                    29014.42
   22153.32
  1996/02/29      24154.22                    29283.38
   21768.24
  1996/03/31      23969.42                    29565.38
   21616.93
  1996/04/30      23938.21                    30001.17
   21495.36
  1996/05/31      24063.05                    30774.90
   21451.71
  1996/06/30      24204.16                    30892.16
   21739.79
  1996/07/31      23700.56                    29527.34
   21799.28
  1996/08/31      23889.41                    30150.07
   21762.75
  1996/09/30      24819.75                    31846.92
   22142.00
  1996/10/31      25485.83                    32725.26
   22632.48
  1996/11/30      26849.73                    35198.96
   23020.14
  1996/12/31      26391.07                    34501.67
   22806.10
  1997/01/31      27293.33                    36657.33
   22875.94
  1997/02/28      27712.24                    36944.73
   22932.85
  1997/03/31      26753.84                    35426.67
   22678.72
  1997/04/30      27874.68                    37541.64
   23018.20
IMATRL PRASUN   SHR__CHT 19970430 19970515 084231 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class T on April 30, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $27,875 - a 178.75% increase on the initial investment. For comparison, look at how both the S&P 500 and the Lehman Brothers Aggregate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment in the S&P 500 would have grown to $37,542 - a 275.42% increase. If you had put $10,000 in the bond index, it would have grown to $23,018 - a 130.18% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR BALANCED FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on December 31, 1996. Returns prior to December 31, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1fee (0.65% prior to January 1, 1996). Had Class B's 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class B's contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                PAST 6   PAST 1   PAST 5    PAST 10
                                            MONTHS   YEAR     YEARS     YEARS

ADVISOR BALANCED - CLASS B                  8.99%    16.04%   56.38%    187.85%

ADVISOR BALANCED - CLASS B                  3.99%    11.04%   54.38%    187.85%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)               14.72%   25.13%   120.23%   275.42%

LEHMAN BROTHERS AGGREGATE BOND INDEX        1.70%    7.09%    42.63%    130.18%

BALANCED FUNDS AVERAGE                      6.22%    12.71%   71.26%    170.48%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how Class B's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 328 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997    PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS

ADVISOR BALANCED - CLASS B                  16.04%   9.35%    11.15%

ADVISOR BALANCED - CLASS B                  11.04%   9.07%    11.15%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                     25.13%   17.10%   14.14%

LEHMAN BROTHERS AGGREGATE BOND INDEX        7.09%    7.36%    8.69%

BALANCED FUNDS AVERAGE                      12.71%   11.30%   10.41%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970430 19970515 084719 S00000000000001
             FA Balanced -CL B           SP Standard & Poor 500
LB Aggregate Bond
             00241                       SP001
LB001
  1987/04/30      10000.00                    10000.00
   10000.00
  1987/05/31       9972.22                    10087.00
    9960.88
  1987/06/30      10212.81                    10596.39
   10097.97
  1987/07/31      10706.23                    11133.63
   10090.21
  1987/08/31      10929.66                    11548.92
   10036.21
  1987/09/30      10743.79                    11295.99
    9822.50
  1987/10/31       8850.04                     8862.84
   10172.33
  1987/11/30       8690.66                     8132.54
   10253.81
  1987/12/31       9070.58                     8751.43
   10393.48
  1988/01/31       9603.02                     9119.86
   10758.83
  1988/02/29      10002.36                     9544.85
   10886.55
  1988/03/31      10030.88                     9249.91
   10784.38
  1988/04/30      10204.33                     9352.58
   10726.18
  1988/05/31      10242.87                     9433.95
   10654.08
  1988/06/30      10667.72                     9866.97
   10911.12
  1988/07/31      10628.68                     9829.48
   10853.89
  1988/08/31      10589.64                     9495.27
   10882.34
  1988/09/30      10785.72                     9899.77
   11128.71
  1988/10/31      10943.90                    10174.99
   11338.23
  1988/11/30      10835.15                    10029.48
   11200.49
  1988/12/31      10964.98                    10205.00
   11213.10
  1989/01/31      11396.36                    10952.01
   11374.44
  1989/02/28      11436.49                    10679.30
   11291.99
  1989/03/31      11628.96                    10928.13
   11340.81
  1989/04/30      12096.15                    11495.30
   11578.13
  1989/05/31      12492.24                    11960.86
   11882.38
  1989/06/30      12664.44                    11892.68
   12244.17
  1989/07/31      13239.63                    12966.59
   12504.45
  1989/08/31      13445.05                    13220.73
   12319.18
  1989/09/30      13466.04                    13166.53
   12382.23
  1989/10/31      13258.39                    12861.07
   12687.12
  1989/11/30      13528.34                    13123.43
   12808.04
  1989/12/31      13662.03                    13438.39
   12842.32
  1990/01/31      13001.15                    12536.68
   12689.71
  1990/02/28      13035.34                    12698.40
   12730.77
  1990/03/31      13217.79                    13034.91
   12740.15
  1990/04/30      13044.78                    12709.04
   12623.43
  1990/05/31      13529.20                    13948.17
   12997.19
  1990/06/30      13586.59                    13853.32
   13205.73
  1990/07/31      13551.58                    13808.99
   13388.41
  1990/08/31      12722.84                    12560.66
   13209.61
  1990/09/30      12429.19                    11948.95
   13318.89
  1990/10/31      12310.93                    11897.57
   13487.99
  1990/11/30      12866.75                    12666.15
   13778.33
  1990/12/31      13259.97                    13019.54
   13993.02
  1991/01/31      13944.59                    13587.19
   14165.99
  1991/02/28      14761.32                    14558.68
   14286.92
  1991/03/31      15136.25                    14911.00
   14385.20
  1991/04/30      15427.33                    14946.78
   14541.05
  1991/05/31      16070.13                    15592.48
   14626.08
  1991/06/30      15740.77                    14878.35
   14618.64
  1991/07/31      16413.97                    15571.68
   14821.37
  1991/08/31      16830.14                    15940.73
   15142.10
  1991/09/30      16954.05                    15674.52
   15448.93
  1991/10/31      17447.98                    15884.56
   15620.94
  1991/11/30      17040.49                    15244.41
   15764.17
  1991/12/31      17832.20                    16988.37
   16232.34
  1992/01/31      17949.52                    16672.39
   16011.51
  1992/02/29      18327.54                    16889.13
   16115.62
  1992/03/31      18262.48                    16559.79
   16024.77
  1992/04/30      18407.10                    17046.65
   16140.52
  1992/05/31      18775.25                    17130.18
   16445.08
  1992/06/30      18604.53                    16874.94
   16671.41
  1992/07/31      19147.82                    17565.12
   17011.54
  1992/08/31      19147.82                    17205.04
   17183.87
  1992/09/30      19306.24                    17408.05
   17387.57
  1992/10/31      19239.48                    17468.98
   17157.04
  1992/11/30      19359.64                    18064.68
   17160.92
  1992/12/31      19472.69                    18286.87
   17433.80
  1993/01/31      19840.10                    18440.48
   17768.11
  1993/02/28      20264.03                    18691.27
   18079.15
  1993/03/31      21028.86                    19085.66
   18154.48
  1993/04/30      21627.24                    18623.78
   18280.90
  1993/05/31      22040.41                    19122.90
   18304.18
  1993/06/30      21898.50                    19178.36
   18635.91
  1993/07/31      22128.25                    19101.64
   18741.31
  1993/08/31      22932.39                    19825.60
   19069.81
  1993/09/30      22717.99                    19672.94
   19122.18
  1993/10/31      23021.86                    20080.17
   19193.64
  1993/11/30      22717.99                    19889.41
   19030.36
  1993/12/31      23300.07                    20130.07
   19133.50
  1994/01/31      23947.71                    20814.49
   19391.83
  1994/02/28      23525.99                    20250.42
   19054.93
  1994/03/31      22586.41                    19367.50
   18585.15
  1994/04/30      22404.27                    19615.41
   18436.74
  1994/05/31      22495.34                    19937.10
   18434.16
  1994/06/30      22068.42                    19448.64
   18393.42
  1994/07/31      22495.16                    20086.55
   18758.77
  1994/08/31      22769.49                    20910.10
   18782.05
  1994/09/30      22617.33                    20397.81
   18505.61
  1994/10/31      22403.53                    20856.76
   18489.12
  1994/11/30      22098.09                    20097.15
   18448.06
  1994/12/31      22113.36                    20395.19
   18575.45
  1995/01/31      22051.77                    20924.04
   18943.06
  1995/02/28      22436.75                    21739.45
   19393.45
  1995/03/31      22809.53                    22380.98
   19512.43
  1995/04/30      23057.97                    23040.10
   19784.99
  1995/05/31      23508.26                    23961.02
   20550.62
  1995/06/30      23790.48                    24517.63
   20701.28
  1995/07/31      24150.47                    25330.63
   20655.05
  1995/08/31      24213.08                    25394.21
   20904.33
  1995/09/30      24447.01                    26465.85
   21107.70
  1995/10/31      24162.74                    26371.37
   21382.20
  1995/11/30      24841.82                    27529.07
   21702.61
  1995/12/31      25222.95                    28059.28
   22007.18
  1996/01/31      25447.72                    29014.42
   22153.32
  1996/02/29      25030.28                    29283.38
   21768.24
  1996/03/31      24838.78                    29565.38
   21616.93
  1996/04/30      24806.43                    30001.17
   21495.36
  1996/05/31      24935.80                    30774.90
   21451.71
  1996/06/30      25082.03                    30892.16
   21739.79
  1996/07/31      24560.17                    29527.34
   21799.28
  1996/08/31      24755.86                    30150.07
   21762.75
  1996/09/30      25719.94                    31846.92
   22142.00
  1996/10/31      26410.19                    32725.26
   22632.48
  1996/11/30      27823.55                    35198.96
   23020.14
  1996/12/31      27314.87                    34501.67
   22806.10
  1997/01/31      28249.85                    36657.33
   22875.94
  1997/02/28      28650.56                    36944.73
   22932.85
  1997/03/31      27658.55                    35426.67
   22678.72
  1997/04/30      28785.07                    37541.64
   23018.20
IMATRL PRASUN   SHR__CHT 19970430 19970515 084723 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class B on April 30, 1987. As the chart shows, by April 30, 1997, the value of the investment would have grown to $28,785 - a 187.85% increase on the initial investment. For comparison, look at how both the S&P 500 and the Lehman Brothers Aggregate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment in the S&P 500 would have grown to $37,542 - a 275.42% increase. If you had put $10,000 in the bond index, it would have grown to $23,018 - a 130.18% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGERS' OVERVIEW


An interview with Bettina Doulton (left), Lead Portfolio Manager of Fidelity Advisor Balanced Fund, and Kevin Grant, manager for fixed-income investments
Q. HOW DID THE FUND PERFORM, BETTINA?
A. For the six months that ended April 30, 1997, the fund's Class A, Class T and Class B shares posted total returns of 9.26%, 9.37% and 8.99%, respectively, significantly outperforming the 6.22% return for the balanced funds average tracked by Lipper Analytical Services. Given the structure of the fund - namely its mix of equities and fixed-income securities - performance typically falls between its two benchmark indexes, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. In this respect, performance over the past six months was in line with my expectations; while the fund outperformed the Lehman Brothers index, which returned 1.70% over the six months, it underperformed the S&P 500, which gained 14.72%. For the 12 months that ended April 30, 1997, the fund's Class A, Class T and Class B shares returned 16.25%, 16.44% and 16.04%, respectively, while the balanced funds average returned 12.71%, the Lehman Brothers index returned 7.09% and the S&P 500 returned 25.13%.
Q. WHAT KEY STRATEGIES HELPED THE FUND OUTPERFORM THE LIPPER AVERAGE OVER THE PAST SIX MONTHS?
B.D. Because the asset allocation of the fund generally will approximate 60% equities and 40% fixed-income, the strategy is to add value through security selection within each of the asset classes. This approach clearly benefited performance during the past six months. In fact, the equity portion of the fund outperformed the S&P 500 over that period. Within the equity sub-portfolio, my concentration on selected larger-capitalization stocks within the finance, nondurables and health sectors - all of which were among the best performing during the period - was very helpful. Another beneficial strategy was my decision to underemphasize the large utilities sector, which dramatically underperformed amid uncertainty regarding the deregulation of both the electric and telecommunications sectors.
Q. HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT DURING THE PAST SIX
MONTHS?
B.D. Looking beyond the 14.72% six-month return for the S&P 500 - which substantially exceeded its historical average ANNUAL return of about 11% - one of the most noticeable trends has been a dramatic rise in the stock market's volatility. Interestingly, the bull market during much of the '90s has been accompanied by below-average volatility; only over the past few months has volatility reached levels last seen in 1990-1991. One of the most significant factors responsible for the recent upswing in volatility has been increasing uncertainty over the direction of interest rates. Remarks by Federal Reserve Board Chairman Alan Greenspan warning of "irrational exuberance" in the stock market - widely interpreted as an indication that the Fed would take actions to increase short-term interest rates
- were largely responsible for a 5% correction in the S&P 500 during December. A more significant correction, just short of 10%, followed in March and April as interest rate concerns again became a focus of attention. Notably, the market rebounded strongly from both corrections, helped in part by continued strong earnings reports. At the end of April, the S&P 500 nearly had regained the high it had reached before the more recent correction.
Q. WHAT TYPES OF EQUITY INVESTMENTS WERE MOST ATTRACTIVE OVER THE
PERIOD?
B.D. Overall, stock selection remained company-specific, focused on firms with competitive advantages or catalysts for positive change - including dominant market positions, cost-structure reductions or new products - and outstanding, shareholder-friendly management. The combination of some or all of these attributes typically translates into solid earnings and generous free cash flow. Of course, my decision to invest in a particular stock also is contingent on an attractive valuation. Over the past six months, a significant proportion of companies meeting these criteria have been large-capitalization diversified financials and "consumer growth companies," mainly pharmaceuticals and nondurables firms. Two stocks that I found particularly attractive during the period were BankAmerica and Unilever. BankAmerica, the fund's fourth-largest equity position, exemplifies many of the fund's finance investments. This bank is in the process of aggressively reducing its cost structure, achieving improving returns on capital and utilizing excess capital to repurchase its shares. In addition, the firm has been the beneficiary of an improving California economy. Unilever, the large consumer products company, is a good example of my ongoing interest in restructuring stories. Under the direction of a new CEO, this company has focused on improving its relatively lackluster returns by redeploying capital away from weak businesses and into strong-performing units, particularly those in rapidly growing emerging markets.
Q. HOW DID SOME OF THE OTHER LARGER STOCK HOLDINGS PERFORM?
B.D. Most of the fund's top five stocks performed well during the six-month period, including both BankAmerica and Citicorp. Their solid business prospects shone through in the face of a rather volatile environment for financials brought on by concerns that interest rates would be on the rise. General Electric and Philip Morris also were positive contributors. The upward revaluation of GE continued as investors were attracted to its global business franchise, consistent growth prospects and stable free cash flow. Philip Morris' underlying business prospects remained good , and the market seemed more optimistic that there might be some resolution on the litigation and regulatory fronts. British Petroleum proved to be the relative laggard in the group, as softening oil prices caused most of the energy sector to surrender some of the gains we saw in 1996.
Q. WERE THERE ANY DISAPPOINTMENTS?
B.D. Relative to the S&P 500, the fund's most significant detractor was an underrepresentation within the very strong technology sector. However, given the fund's conservative, income-driven objective, it's typically difficult to justify significant technology exposure. In addition, the fund's aerospace and defense investments were disappointing, as they weakened early in 1997 after outperforming for most of 1996.
Q. TURNING TO YOU, KEVIN, HOW HAVE YOU STRUCTURED THE BOND PORTION OF
THE FUND?
K.G. I've maintained an interest rate posture in line with the overall bond market as measured by the Lehman Brothers Aggregate Bond Index. And, during the past six months, the bond portfolio outperformed the index because of security selection. In particular, I've been attracted to corporate bonds issued by companies that I felt wouldn't be affected by shifts in the economy, including bonds issued by banks. Historically, bank earnings were quite sensitive to interest rates. However, over the past several years, banks have increased the fee-based portions of their business, making them less sensitive to interest rates and loans. Bonds issued by energy companies also proved to be positive performers for the fund, helped by an upward spike in energy prices in the winter. This rise in prices helped increase the companies' cash flow, which they used to pay down debt. In the corporate area overall, I've focused on shorter maturities in the two- to four-year range. These bonds offer a yield advantage over Treasuries, but are short enough in maturity that they shouldn't markedly underperform Treasuries if the market becomes nervous about credit risk.
Q. WERE THERE OTHER TYPES OF CORPORATE BONDS THAT INTERESTED YOU?
K.G. Yes. Bank bonds known as capital securities presented an opportunity during the period. Because of a change brought about by the Federal Reserve Board last fall, banks were given the ability to issue these long-term bonds for which the interest payments are tax-deductible to the banks. A new market was created, as banks sought to issue as many capital securities as possible before Congress had the chance to close this tax loophole. A flood of securities came to market very cheaply, so I added some to the fund.
Q. LOOKING AT THE BIG PICTURE, BETTINA, WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
B.D. In terms of the overall U.S. economy, I believe it's likely there will be more of the same - moderate growth and low inflation - although the duration of the current economic expansion has already exceeded all but two post-war expansions. Many companies that I've recently met with have indicated that the general business climate continues to become more competitive than ever. Given continuous pressure from shareholders to enhance returns and an almost complete lack of pricing power, company managements' interest in business restructurings and other self-help measures appears to be rising again. Increasingly, market share gains, globalization, improved productivity, capital redeployment and execution will be the critical success factors. In addition, mergers and acquisitions are likely to accelerate as companies seek to bolster their position and exploit both cost-reducing and revenue-enhancing synergies. Given the scenario I just outlined, I think it's probable that the same stocks that have recently been market leaders - larger-capitalization financials, pharmaceuticals and consumer nondurables - will continue to outperform.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

BETTINA DOULTON ON
LARGE-CAPITALIZATION STOCKS:
"Over the past year, there has been
heated debate over why large-cap
stocks have outperformed their
small-cap counterparts. Many
analysts have contended that
the indexing phenomenon - a
"virtuous circle" of S&P 500 index
fund outperformance begetting
increasing investments in
large-cap companies that
comprise the index, thereby
driving their stocks higher - is
responsible for this
outperformance. However, part of
the reality - overlooked to some
extent - is that larger companies
have generated significantly better
earnings growth in recent years.
Even within the large-cap S&P
500, there has been a wide
disparity in earnings growth rates
by capitalization. Between 1993
and 1996, the largest 100 companies
in the S&P 500 grew their operating
earnings at a rate that was
approximately 2.5 times the rate of
the index's smallest 400
companies. I believe this earnings
differential has been at the heart of
the recent large-cap
outperformance. More importantly,
I see little on the horizon that is
likely to alter this trend.
Globalization and the resulting
need to leverage strong market
positions and brands continue to
favor larger enterprises. In
addition, many larger firms have
been leaders in cost containment
over recent years, which is now
bearing fruit in terms of margin
expansions and rising free cash
flows."

(solid bullet)
(solid bullet)
FUND FACTS
GOAL: seeks both income and
growth of capital by investing
in a diversified portfolio of
equity and fixed-income
securities with income, growth
of income and capital
appreciation potential
START DATE: January 6, 1987
SIZE: as of April 30, 1997
more than $2.8 billion
MANAGER: Bettina Doulton and
Kevin Grant, since 1996;
Bettina Doulton joined Fidelity
in 1986; Kevin Grant joined
Fidelity in 1993
(checkmark)
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF APRIL 30, 1997
                                % OF FUND'S    % OF FUND'S INVESTMENTS
                                INVESTMENTS    IN THESE STOCKS
                                               6 MONTHS AGO

CITICORP                        2.4            2.9

PHILIP MORRIS COMPANIES, INC.   2.4            2.7

BRITISH PETROLEUM PLC ORD.      2.3            2.0

BANKAMERICA CORP.               2.1            1.9

GENERAL ELECTRIC CO.            2.1            2.8

TOP FIVE BOND ISSUERS AS OF APRIL 30, 1997

(WITH MATURITIES OF MORE THAN ONE YEAR)    % OF FUND'S    % OF FUND'S INVESTMENTS
                                           INVESTMENTS    IN THESE BOND ISSUERS
                                                          6 MONTHS AGO

U.S. TREASURY                              6.2            7.3

FEDERAL NATIONAL MORTGAGE ASSOCIATION      5.9            8.7

FEDERAL HOME LOAN MORTGAGE CORPORATION     1.3            1.2

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION   1.1            1.3

COMDISCO INC.                              0.6            0.4


TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                   INVESTMENTS    IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

FINANCE                            20.2           19.5

NONDURABLES                        8.8            7.5

ENERGY                             8.1            9.0

HEALTH                             8.1            7.6

INDUSTRIAL MACHINERY & EQUIPMENT   6.2            5.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 * AS OF OCTOBER 31, 1996 **
ROW: 1, COL: 1, VALUE: 0.0
ROW: 1, COL: 2, VALUE: 2.8
ROW: 1, COL: 3, VALUE: 1.8
ROW: 1, COL: 4, VALUE: 35.0
ROW: 1, COL: 5, VALUE: 30.0
ROW: 1, COL: 6, VALUE: 31.4
STOCKS  60.8%
BONDS 34.3%
CONVERTIBLE
SECURITIES 1.8%
SHORT-TERM
INVESTMENTS 3.1%
FOREIGN
INVESTMENTS 11.4%
STOCKS  62.4%
BONDS 34.9%
CONVERTIBLE
SECURITIES 0.8%
SHORT-TERM
INVESTMENTS 1.9%
FOREIGN
INVESTMENTS 11.2%
ROW: 1, COL: 1, VALUE: 3.0
ROW: 1, COL: 2, VALUE: 2.1
ROW: 1, COL: 3, VALUE: 34.3
ROW: 1, COL: 4, VALUE: 30.0
ROW: 1, COL: 5, VALUE: 30.6
*
**
INVESTMENTS APRIL  30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 61.4%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 5.5%
AEROSPACE & DEFENSE - 4.5%
AlliedSignal, Inc.   522,600 $ 37,757
Boeing Co.   167,699  16,539
Lockheed Martin Corp.   255,900  22,903
Sundstrand Corp.   201,500  9,823
Textron, Inc.   64,700  7,206
United Technologies Corp.   436,500  33,010
  127,238
DEFENSE ELECTRONICS - 0.6%
Raytheon Co.   384,100  16,756
SHIP BUILDING & REPAIR - 0.4%
General Dynamics Corp.   151,900  10,823
Newport News Shipbuilding, Inc.   19,380  291
  11,114
TOTAL AEROSPACE & DEFENSE   155,108
BASIC INDUSTRIES - 4.4%
CHEMICALS & PLASTICS - 3.4%
Air Products & Chemicals, Inc.   227,300  16,309
du Pont (E.I.) de Nemours & Co.   100,100  10,623
Goodrich (B.F.) Co.   50,300  2,006
Monsanto Co.   685,000  29,284
Nalco Chemical Co.   81,600  2,938
Olin Corp.   162,700  6,691
Praxair, Inc.   573,300  29,597
  97,448
METALS & MINING - 0.1%
Aluminum Co. of America  58,800  4,109
PACKAGING & CONTAINERS - 0.2%
Corning, Inc.   88,200  4,256
PAPER & FOREST PRODUCTS - 0.7%
Kimberly-Clark Corp.   376,400  19,291
TOTAL BASIC INDUSTRIES   125,104
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 0.2%
BUILDING MATERIALS - 0.2%
Masco Corp.   130,600 $ 4,930
DURABLES - 1.7%
AUTOS, TIRES, & ACCESSORIES - 0.5%
Eaton Corp.   113,900  8,528
Johnson Controls, Inc.   137,900  5,292
  13,820
CONSUMER DURABLES - 1.0%
Minnesota Mining & Manufacturing Co.   340,200  29,597
CONSUMER ELECTRONICS - 0.2%
Newell Co.   177,600  6,216
TOTAL DURABLES   49,633
ENERGY - 7.1%
ENERGY SERVICES - 0.8%
Halliburton Co.   65,000  4,591
Schlumberger Ltd.   157,800  17,476
  22,067
OIL & GAS - 6.3%
Amoco Corp.   80,000  6,690
British Petroleum PLC:
Ord.   5,565,546  63,970
 ADR  117,321  16,146
Exxon Corp.   243,600  13,794
Mobil Corp.   133,600  17,368
Royal Dutch Petroleum Co.:
Ord.   29,400  5,257
 ADR  156,000  28,119
Texaco, Inc.   177,800  18,758
Total SA:
Class B  49,500  4,106
 sponsored ADR  53,800  2,239
USX-Marathon Group   76,600  2,116
Unocal Corp.   55,637  2,121
  180,684
TOTAL ENERGY   202,751
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 13.2%
BANKS - 7.1%
BankAmerica Corp.   511,900 $ 59,828
BankBoston Corp.  140,700  10,236
Citicorp  611,900  68,915
National City Corp.   116,504  5,680
NationsBank Corp.   969,400  58,528
  203,187
CREDIT & OTHER FINANCE - 1.9%
American Express Co.   684,800  45,111
Associates First Capital Corp.   35,000  1,794
Beneficial Corp.   88,100  5,638
  52,543
FEDERAL SPONSORED CREDIT - 2.4%
Federal Home Loan Mortgage Corporation  1,304,800  41,591
Federal National Mortgage Association  626,300  25,757
  67,348
INSURANCE - 1.6%
Allstate Corp.   329,100  21,556
ITT Hartford Group, Inc.   161,900  12,062
Loews Corp.   81,500  7,488
St. Paul Companies, Inc. (The)  4,200  281
Travelers Group, Inc. (The)  53,333  2,953
  44,340
SAVINGS & LOANS - 0.2%
Great Western Financial Corp.   150,000  6,300
TOTAL FINANCE   373,718
HEALTH - 8.0%
DRUGS & PHARMACEUTICALS - 7.5%
American Home Products Corp.   511,800  33,907
Bristol-Myers Squibb Co.   727,740  47,667
Merck & Co., Inc.   457,200  41,377
Novartis AG (Reg.)  3,400  4,480
Pfizer, Inc.   178,260  17,113
Schering-Plough Corp.   194,900  15,592
SmithKline Beecham PLC ADR  667,200  53,793
  213,929
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 0.5%
Baxter International, Inc.   267,100 $ 12,787
TOTAL HEALTH   226,716
HOLDING COMPANIES - 0.0%
CINergy Corp.   36,500  1,214
INDUSTRIAL MACHINERY & EQUIPMENT - 5.6%
ELECTRICAL EQUIPMENT - 2.9%
Emerson Electric Co.   305,400  15,499
General Electric Co.   533,000  59,096
General Signal Corp.   99,900  3,921
Grainger (W.W.), Inc.   25,200  1,899
Honeywell, Inc.   38,800  2,740
  83,155
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
Cooper Industries, Inc.   374,629  17,233
Harnischfeger Industries, Inc.   193,900  8,071
Tyco International Ltd.   355,900  21,710
  47,014
POLLUTION CONTROL - 1.0%
Browning-Ferris Industries, Inc.   669,600  19,000
WMX Technologies, Inc.   340,800  10,011
  29,011
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   159,180
MEDIA & LEISURE - 0.5%
BROADCASTING - 0.0%
Benedek Communications Corp. (warrants) (a)  10,500  21
CS Wireless Systems, Inc. (a)(e)  381  -
  21
ENTERTAINMENT - 0.2%
Cedar Fair LP (depositary unit)  150,000  5,963
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.3%
McGraw-Hill, Inc.   145,100 $ 7,382
Times Mirror Co. Class A  3,500  193
  7,575
TOTAL MEDIA & LEISURE   13,559
NONDURABLES - 7.8%
BEVERAGES - 0.4%
Anheuser-Busch Companies, Inc.   294,400  12,622
FOODS - 0.7%
Campbell Soup Co.   37,400  1,912
Flowers Industries, Inc.   25,000  609
General Mills, Inc.   49,600  3,075
Heinz (H.J.) Co.   246,700  10,238
Nabisco Holdings Corp. Class A  83,700  3,212
  19,046
HOUSEHOLD PRODUCTS - 4.2%
Avon Products, Inc.   151,500  9,336
Clorox Co.   92,800  11,820
Procter & Gamble Co.   313,800  39,460
Renaissance Cosmetics, Inc. (warrants) (a)(e)  2,250  236
Unilever PLC Ord.   483,200  12,716
Unilever NV:
ADR  199,500  39,152
 Ord.   30,000  5,837
  118,557
TOBACCO - 2.5%
Philip Morris Companies, Inc.   1,694,100  66,705
RJR Nabisco Holdings Corp.   104,400  3,106
  69,811
TOTAL NONDURABLES   220,036
RETAIL & WHOLESALE - 2.4%
APPAREL STORES - 0.1%
Footstar, Inc. (a)  89,076  1,848
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
DRUG STORES - 0.8%
CVS Corp.   309,400 $ 15,354
Rite Aid Corp.   214,000  9,844
  25,198
GENERAL MERCHANDISE STORES - 1.3%
Dayton Hudson Corp.   66,300  2,984
Sears, Roebuck & Co.   98,400  4,723
Wal-Mart Stores, Inc.   1,036,200  29,273
  36,980
GROCERY STORES - 0.2%
American Stores Co.   118,000  5,369
TOTAL RETAIL & WHOLESALE   69,395
SERVICES - 0.4%
LEASING & RENTAL - 0.0%
Hertz Corp. Class A  11,000  319
PRINTING - 0.2%
Deluxe Corp.   199,800  6,119
SERVICES - 0.2%
Block (H&R), Inc.   11,500  371
National Service Industries, Inc.   101,000  4,255
  4,626
TOTAL SERVICES   11,064
TECHNOLOGY - 2.5%
COMMUNICATIONS EQUIPMENT - 0.0%
Hyperion Telecommunications, Inc. (warrants) (a)(e) 3,790 114 COMPUTERS & OFFICE EQUIPMENT - 1.7%
Exide Electronics Group, Inc. (warrants) (a)(e)  450  11
International Business Machines Corp.   72,800  11,703
Pitney Bowes, Inc.   549,400  35,161
  46,875
ELECTRONICS - 0.5%
Thomas & Betts Corp.   310,400  14,084
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
PHOTOGRAPHIC EQUIPMENT - 0.3%
Eastman Kodak Co.   105,600 $ 8,818
TOTAL TECHNOLOGY   69,891
TRANSPORTATION - 0.5%
RAILROADS - 0.3%
Burlington Northern Santa Fe Corp.   108,600  8,552
TRUCKING & FREIGHT - 0.2%
CNF Transportation, Inc.   205,100  6,102
TOTAL TRANSPORTATION   14,654
UTILITIES - 1.6%
CELLULAR - 0.0%
Microcell Telecommunications, Inc. (a):
(warrants)  25,120  314
 (conditional warrants)  25,120  16
  330
ELECTRIC UTILITY - 0.1%
Allegheny Power System, Inc.   37,000  971
American Electric Power Co., Inc.   7,700  312
DPL, Inc.   900  21
Edison International  90,000  1,890
  3,194
GAS - 0.6%
Consolidated Natural Gas Co.   80,100  4,035
El Paso Natural Gas Co.   9,011  524
Enron Corp.   1,100  41
Williams Companies, Inc.   280,300  12,298
  16,898
TELEPHONE SERVICES - 0.9%
ALLTEL Corp.   38,100  1,200
Ameritech Corp.   95,000  5,808
BCE, Inc.   143,800  6,730
MCI Communications Corp.   169,900  6,477
Nextlink Communications, Inc. unit (e)  82,190  3,863
  24,078
TOTAL UTILITIES   44,500
TOTAL COMMON STOCKS
(Cost $1,388,001)   1,741,453
PREFERRED STOCKS - 1.5%
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - 0.5%
ENERGY - 0.0%
OIL & GAS - 0.0%
Tosco Financing Trust $2.875 (e)  22,300 $ 1,238
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
ELECTRICAL EQUIPMENT - 0.2%
Loral Space & Communications Ltd. $3.00 (e) 85,000 4,058 Westinghouse Electric Corp. $1.30 (e) 13,200 200
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   4,258
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.0%
Benedek Communications Corp. 15% (a)  6,100  638
LODGING & GAMING - 0.2%
Host Marriott Financial Trust $3.375 (e)  85,000  4,824
TOTAL MEDIA & LEISURE   5,462
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00   12,000  3,060
TOTAL CONVERTIBLE PREFERRED STOCKS   14,018
NONCONVERTIBLE PREFERRED STOCKS - 1.0%
FINANCE - 0.1%
INSURANCE - 0.0%
American Annuity Group Capital Trust II  1,000  995
SAVINGS & LOANS - 0.1%
California Federal Bank FSB 9 1/8%  61,560  1,531
California Federal Bank FSB 11 1/2%  9,200  1,038
  2,569
TOTAL FINANCE   3,564
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - 0.6%
BROADCASTING - 0.5%
American Radio System pay-in-kind 11 3/8% (e) 22,929 $ 2,264 Cablevision System Corp.:
depositary shares  11,853  1,088
 Series H, $11.75 pay-in-kind  1,940  184
PanAmSat Corp. 12 3/4% pay-in-kind  420  500
Sinclair Capital 11 5/8% (e)  17,700  1,770
Time Warner, Inc., Series M, 10 1/4% pay-in-kind  8,450  9,126
  14,932
PUBLISHING - 0.1%
K-III Communications Corp.:
Series B, $11.625 pay-in-kind  38  4
 Series D, $200  28,400  2,783
  2,787
TOTAL MEDIA & LEISURE   17,719
NONDURABLES - 0.1%
HOUSEHOLD PRODUCTS - 0.1%
Renaissance Cosmetics, Inc. 14%  2,502  2,189
TECHNOLOGY - 0.2%
COMMUNICATIONS EQUIPMENT - 0.1%
Intermedia Communications, Inc. 13 1/2% (a)  439  4,247
COMPUTER SERVICES & SOFTWARE - 0.1%
ICG Holdings, Inc. 14 1/4% pay-in-kind  2,337  2,197
TOTAL TECHNOLOGY   6,444
TOTAL NONCONVERTIBLE PREFERRED STOCKS   29,916
TOTAL PREFERRED STOCKS
(Cost $42,728)   43,934
CORPORATE BONDS - 18.1%
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 0.3%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
POLLUTION CONTROL - 0.1%
WMX Technologies, Inc. 2%, 1/24/05  A3 $ 4,340 $ 3,744
MEDIA & LEISURE - 0.1%
LEISURE DURABLES & TOYS - 0.1%
Hasbro Corp. 6%, 11/15/98  A3  1,400  1,792
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc. 5%, 10/1/03  Ba3  2,460  2,884
TOTAL CONVERTIBLE BONDS   8,420
NONCONVERTIBLE BONDS - 17.8%
AEROSPACE & DEFENSE - 0.6%
AEROSPACE & DEFENSE - 0.6%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2  2,217  2,411
Fairchild Corp. 12%, 10/15/01  Caa  210  213
Lockheed Martin Corp. 7.20%, 5/1/36  A3  15,000  15,160
  17,784
DEFENSE ELECTRONICS - 0.0%
Tracor, Inc. 8 1/2%, 3/1/07 (e)  B1  110  109
SHIP BUILDING & REPAIR - 0.0%
Newport News Shipbuilding, Inc.:
8 5/8%, 12/1/06  Ba2  70  70
 9 1/4%, 12/1/06  B1  450  460
  530
TOTAL AEROSPACE & DEFENSE   18,423
BASIC INDUSTRIES - 1.2%
CHEMICALS & PLASTICS - 0.3%
Astor Corp. 10 1/2%, 10/15/06  B3  150  155
Atlantis Group, Inc. 11%, 2/15/03  B2  790  806
Foamex-JPS Automotive LP/Foamex JPS Capital
Corp. 0%, 7/1/04 (c)  Caa  500  435
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
Foamex LP/Foamex Capital Corp.
9 1/2%, 6/1/00  B1 $ 70 $ 70
Freedom Chemical Co. 10 5/8%, 10/15/06  B3  2,440  2,538
Plastic Specialties & Technologies, Inc.
11 1/4%, 12/1/03  B3  130  138
Sterling Chemicals Holdings, Inc.:
11 3/4%, 8/15/06  B3  2,020  2,131
 11 1/4%, 4/1/07 (e)  B3  910  937
 0%, 8/15/08 (c)  Caa  360  229
  7,439
IRON & STEEL - 0.1%
GS Technologies Operating, Inc.
12 1/4%, 10/1/05  B2  610  645
Republic Engineered Steels, Inc.
9 7/8%, 12/15/01  Caa  820  750
WCI Steel, Inc. 10%, 12/1/04  B2  1,820  1,838
  3,233
METALS & MINING - 0.1%
Commonwealth Aluminum Corp.
10 3/4%, 10/1/06  B2  1,160  1,201
Westmin Resources Ltd. yankee 11%, 3/15/07 (e)  B3  720  720
  1,921
PACKAGING & CONTAINERS - 0.2%
Crown Cork & Seal, Inc. 5 7/8%, 4/15/98  Baa1  5,000  4,980
Gaylord Container Corp.:
11 1/2%, 5/15/01  B3  140  147
 12 3/4%, 5/15/05  Caa  310  333
  5,460
PAPER & FOREST PRODUCTS - 0.5%
Asia Pulp & Paper Finance II Mauritius Ltd.
12%, 3/15/04 (e)  B3  2,880  2,714
American Pad & Paper Co., Inc.
13%, 11/15/05  B3  820  947
Doman Industries Ltd. yankee 8 3/4%, 3/15/04 Ba3 1,720 1,591 Florida Coast Paper Co. LLC/Florida Coast Paper
Finance Corp., Series B, 12 3/4%, 6/1/03  B3  320  302
Mail-Well Corp. 10 1/2%, 2/15/04  B  190  197
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Repap Wisconsin, Inc.:
9 1/4%, 2/1/02  B2 $ 1,445 $ 1,427
 9 7/8%, 5/1/06  Caa  1,545  1,468
Repap New Brunswick, Inc. yankee
10 5/8%, 4/15/05  Caa  1,380  1,301
SD Warren Co., Series B, 12%, 12/15/04  B1  900  990
Stone Container Corp.:
9 7/8%, 2/1/01  B2  660  623
 10 3/4%, 10/1/02  B1  870  870
 11 7/8%, 8/1/16  B2  1,180  1,204
  13,634
TOTAL BASIC INDUSTRIES   31,687
CONSTRUCTION & REAL ESTATE - 0.1%
CONSTRUCTION - 0.1%
McDermott (J Ray) SA 9 3/8%, 7/15/06  B1  1,470  1,430
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Jordan Industries, Inc. 10 3/8%, 8/1/03  B3  910  887
HOME FURNISHINGS - 0.1%
Interlake Corp. 12 1/8%, 3/1/02  B3  1,600  1,680
Knoll, Inc. 10 7/8%, 3/15/06  B3  952  1,034
  2,714
TEXTILES & APPAREL - 0.3%
Dan River, Inc. 10 1/8%, 12/15/03  B3  670  690
GFSI, Inc. 9 5/8%, 3/1/07 (e)  B3  40  40
Levi Strauss & Co. 6.80%, 11/1/03 (e)  Baa2  5,560  5,470
Synthetic Industries, Inc. 9 1/4%, 2/15/07 (e)  B2  970  974
  7,174
TOTAL DURABLES   10,775
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - 1.0%
ENERGY SERVICES - 0.4%
Petroliam Nasional BHD yankee (e):
6 7/8%, 7/1/03  A1 $ 1,380 $ 1,361
 7 1/8%, 8/15/05  A1  11,100  11,007
  12,368
OIL & GAS - 0.6%
Chesapeake Energy Corp. 8 1/2%, 3/15/12 (e)  Ba2  1,060  1,007
Cross Timbers Oil Co. 9 1/4%, 4/1/07 (e)  B2  1,380  1,359
Flores & Rucks, Inc. 9 3/4%, 10/1/06  B3  1,150  1,190
Husky Oil Ltd. yankee 6 7/8%, 11/15/03  Baa3  1,890  1,843
Occidental Petroleum Corp.:
6.39%, 11/9/00  Baa3  1,000  981
 8 1/2%, 11/9/01  Baa2  1,180  1,244
Pennzoil Co. 9 5/8%, 11/15/99  Baa3  1,730  1,841
Ras Laffan Liquid Natural Gas Co. Ltd. yankee
8.29%, 3/15/14 (e)  A3  7,160  7,263
  16,728
TOTAL ENERGY   29,096
FINANCE - 6.9%
ASSET-BACKED SECURITIES - 1.5%
Airplanes Pass Through Trust 10 7/8%, 3/15/19 Ba2 1,570 1,739 Capital Equipment Receivables Trust
6.11%, 7/15/99   Aaa  14,150  14,115
Chase Manhattan Grantor Trust:
6.61%, 9/15/02   Aaa  6,451  6,456
 6.76%, 9/15/02   A3  1,613  1,613
Chevy Chase Auto Receivables Trust::
6.60%, 12/15/02   Aaa  2,167  2,174
 5.90%, 7/15/03   Aaa  5,840  5,777
Ford Credit Grantor Trust 5.90%, 10/15/00   Aaa  1,059  1,055
Green Tree Financial Corp. 6.10%, 4/15/27  Aaa  2,238  2,214
Sears Credit Account Master Trust II
6 1/2%, 10/15/03   Aaa  6,280  6,280
  41,423
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
BANKS - 3.2%
ABN Amro Bank NV 6 5/8%, 10/31/01  Aa3 $ 5,000 $ 4,935
Bank of New York Institutional Capital Trust A
7.78%, 10/1/26 (e)  A1  10,000  9,488
BankBoston Capital Trust II 7 3/4%, 12/15/26 Baa1 8,000 7,538 BanPonce Financial Corp.:
6.88%, 6/16/00  A3  2,500  2,494
 6.69%, 9/21/00  A3  2,250  2,230
 6 3/4%, 8/9/01  A3  3,850  3,805
BanPonce Corp. 5 3/4%, 3/1/99  A3  880  863
Capital One Bank:
6.74%, 5/31/99  Baa3  2,630  2,620
 6.42%, 11/12/99  Baa3  5,000  4,959
Central Fidelity Banks, Inc. 8.15%, 11/15/02  Baa2  9,045  9,408
First Chicago Institutional Capital B 7 3/4%,
12/1/26 (e)  A1  6,000  5,641
First Tennessee National Corp.
6 3/4%, 11/15/05  Baa1  720  688
First USA Bank 6 1/2%, 12/23/99   Baa3  4,700  4,647
Kansallis-Osake-Pankki 10%, 5/1/02  A3  710  794
Korea Development Bank yankee:
6 1/2%, 11/15/02  A1  2,000  1,934
 6 3/4%, 12/1/05  A1  8,670  8,291
Midland Bank PLC yankee
7 5/8%, 6/15/06  A1  3,200  3,253
Provident Bank 6 1/8%, 12/15/00  A3  3,420  3,332
Signet Bank 7.80%, 9/15/06  Baa1  2,500  2,543
Summit Bancorp. 8 5/8%, 12/10/02  BBB  1,250  1,332
Union Planters Corp. 6 3/4%, 11/1/05  Baa2  400  382
Wachovia Corp. 6.605%, 10/1/25  A1  7,550  7,358
  88,535
CREDIT & OTHER FINANCE - 1.5%
AT&T Capital Corp.:
6%, 11/13/98  Baa3  1,000  992
 6.02%, 12/4/98  Baa3  6,560  6,506
Ahmanson Capital Trust I 8.36%, 12/1/26 (e)  Baa3  2,700  2,646
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Associates Corp. of North America
6 1/2%, 9/9/98  Aa3 $ 10,000 $ 10,017
CIT Group Holdings, Inc. 6 1/4%, 9/30/99  Aa3  8,440  8,370
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  4,750  4,713
First Security Capital I 8.41%, 12/15/26  A3  1,280  1,289
General Electric Capital Corp.
6.94%, 4/13/09 (d)  Aaa  4,700  4,728
Imperial Credit Industries, Inc.
9 7/8%, 1/15/06 (e)  B1  1,130  1,068
MCN Investment Corp. 6.03%, 2/1/01  Baa2  2,350  2,279
Olympic Financial Ltd. unit 11 1/2%, 3/15/07   B2  1,150  1,104
  43,712
INSURANCE - 0.5%
Integon Capital I 10 3/4%, 2/15/07 (e)  Ba3  1,700  1,615
SunAmerica, Inc. 6.20%, 10/31/99  Baa1  13,750  13,577
  15,192
SAVINGS & LOANS - 0.2%
First Nationwide Holdings, Inc. 10 5/8%, 10/1/03 Ba3 1,360 1,452 First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  3,940  4,334
  5,786
TOTAL FINANCE   194,648
HEALTH - 0.1%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Wright Medical Technology, Inc.
10 3/4%, 7/1/00  B3  1,341  1,287
MEDICAL FACILITIES MANAGEMENT - 0.1%
Columbia/HCA Healthcare Corp.
6 1/2%, 3/15/99  A2  2,470  2,470
Tenet Healthcare Corp.:
8%, 1/15/05  Ba1  620  608
 8 5/8%, 1/15/07  Ba3  250  247
  3,325
TOTAL HEALTH   4,612
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HOLDING COMPANIES - 0.0%
Gray Communications System, Inc.
10 5/8%, 10/1/06  B3 $ 970 $ 1,014
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
ELECTRICAL EQUIPMENT - 0.2%
L-3 Communications Corp. 10 3/8%, 5/1/07 (e)  B2  80  82
Magnetek, Inc. 10 3/4%, 11/15/98  B1  2,870  2,992
Motors & Gears, Inc. 10 3/4%, 11/15/06 (e)  B3  1,820  1,825
  4,899
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Calmar, Inc. 11 1/2%, 8/15/05  B3  100  100
Continental Global Group, Inc. 11%, 4/1/07 (e)  B2  550  567
Goss Graphic System, Inc. 12%, 10/15/06  B2  620  658
International Knife & Saw, Inc.
11 3/8% 11/15/06  B3  160  162
Mosler, Inc. 11%, 4/15/03  Caa  380  350
  1,837
POLLUTION CONTROL - 0.0%
Allied Waste of North America, Inc.
10 1/4%, 12/1/06 (e)  B3  350  368
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   7,104
MEDIA & LEISURE - 2.0%
BROADCASTING - 1.0%
Adelphia Communications Corp.
9 7/8%, 3/1/07 (e)  -  2,140  2,022
Benedek Communications Corp. 0%, 5/15/06 (c)  -  1,440  821
CapStar Broadcasting Partners, Inc.
0%, 2/1/09 (c)(e)  CCC  1,470  820
CS Wireless Systems, Inc. 0%, 3/1/06 (c)  Caa  1,386  374
Diamond Cable Communications PLC yankee (c):
0%, 12/15/05  B3  250  173
 0%, 2/15/07 (e)  -  1,680  1,000
Intermedia Capital Partners IV LP/Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06  B2  60  62
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Jacor Communications Co. 9 3/4%, 12/15/06  B2 $ 130 $ 132
Lenfest Communications, Inc.:
8 3/8%, 11/1/05  Ba3  310  295
 10 1/2%, 6/15/06  B2  210  216
Olympus Communciation LP/Olympus Capital
Corp. 10 5/8%, 11/15/06 (e)  B1  1,310  1,330
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  330  344
TCI Communication, Inc. 6.82%, 9/15/10 (f)  Ba1  4,000  3,988
Telewest PLC 0%, 10/1/07 (c)  B1  1,270  859
Time Warner, Inc.:
7 3/4%, 6/15/05  Ba1  8,000  7,990
 6.85%, 1/15/26  Ba1  7,120  6,936
UIH Australia/PAC, Inc., 0%, 5/15/06 (c)  B2  3,310  1,622
  28,984
ENTERTAINMENT - 0.2%
AMC Entertainment, Inc. 9 1/2%, 3/15/09 (e)  B2  1,080  1,067
AMF Group, Inc.:
0%, 3/15/06 (c)  B2  360  242
 10 7/8%, 3/15/06  B2  755  787
Cinemark USA, Inc. 9 5/8%, 8/1/08  B2  890  881
Viacom, Inc. 8%, 7/7/06  B1  3,660  3,431
  6,408
LEISURE DURABLES & TOYS - 0.1%
ICON Health and Fitness, Inc. 13%, 7/15/02  B3  1,960  2,176
ICON Fitness Corp. 0%, 11/15/06 (e)  CCC  460  239
  2,415
LODGING & GAMING - 0.4%
American Skiing Co. 12%, 7/15/06  B3  1,150  1,173
Casino Magic Financial Corp.
11 1/2%, 10/15/01  B1  390  314
HMC Acquisition Properties, Inc. 9%, 12/15/07  Ba3  2,810  2,785
HMH Properties, Inc. 9 1/2%, 5/15/05  Ba3  2,120  2,165
Hollywood Casino Corp. 12 3/4%, 11/1/03  B2  710  726
Horseshoe Gaming LLC 12 3/4%, 9/30/00  B1  1,990  2,169
KSL Recreation Group, Inc. 10 1/4%,
5/1/07 (e)  B3  80  81
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Prime Hospitality Corp. 9 3/4%, 4/1/7 (e)  B1 $ 280 $ 287
Sun International Hotels Ltd. 9%, 3/15/07 (e) Ba3 1,780 1,762 Wyndham Hotel Corp. 10 1/2%, 5/15/06 B2 90 97
  11,559
RESTAURANTS - 0.3%
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa1  2,700  2,463
Wendy's International, Inc. 6.35%, 12/15/05  Baa1  5,000  4,683
  7,146
TOTAL MEDIA & LEISURE   56,512
NONDURABLES - 0.9%
FOODS - 0.3%
ConAgra, Inc. 7 1/8%, 10/1/26  Baa1  3,600  3,578
International Home Foods, Inc.
10 3/8%, 11/01/06  B2  1,130  1,147
Nabisco, Inc. 8%, 1/15/00  Baa2  3,153  3,239
Specialty Foods Corp.:
10 1/4%, 8/15/01  B3  440  425
 11 1/8%, 10/1/02  B3  660  655
  9,044
HOUSEHOLD PRODUCTS - 0.2%
Renaissance Cosmetics, Inc. 11 3/4%,
2/15/04 (e)  B3  1,470  1,492
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  4,795  5,023
  6,515
TOBACCO - 0.4%
Philip Morris Companies, Inc. 6.95%, 6/1/06  A2  10,000  9,967
TOTAL NONDURABLES   25,526
PRECIOUS METALS - 0.0%
Royal Oak Mines, Inc. 11%, 8/15/06   B3  130  130
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - 0.7%
APPAREL STORES - 0.1%
Mothers Work, Inc. 12 5/8%, 8/1/05  B3 $ 310 $ 314
Specialty Retailers, Inc. 10%, 8/15/00  B1  1,355  1,396
  1,710
GENERAL MERCHANDISE STORES - 0.3%
Dayton Hudson Corp.:
6.80%, 10/1/01  Baa1  4,500  4,457
 6.40%, 2/15/03  Baa1  425  408
Pantry, Inc. 12%, 11/15/00  B2  120  120
Penney (J.C.), Inc. 6.95%, 4/1/00  A2  3,250  3,262
  8,247
GROCERY STORES - 0.3%
American Stores Co. 7 1/2%, 5/1/37  Baa2  4,850  4,872
Food-4-Less pay-in-kind 13 5/8%, 6/15/07  -  120  131
Pathmark Stores, Inc. 11 5/8%, 6/15/02  Caa  220  218
Pueblo Xtra International, Inc.:
9 1/2%, 8/1/03  B3  1,220  1,130
 9 1/2%, 8/1/03 (e)  B3  80  74
Ralph's Grocery Co. 10.45%, 6/15/04  B1  920  978
  7,403
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Guitar Center Management Co., Inc.
11%, 7/1/06  B2  300  326
TOTAL RETAIL & WHOLESALE   17,686
SERVICES - 0.2%
PRINTING - 0.0%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  1,350  1,370
SERVICES - 0.2%
Orion Network Systems, Inc.:
11 1/4%, 1/15/07 unit  B2  1,605  1,605
 0%, 1/15/07 unit (c)  B2  5,410  2,773
Outsourcing Solutions, Inc. 11%,
11/1/06 (e)  B3  420  445
  4,823
TOTAL SERVICES   6,193
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 1.1%
COMMUNICATIONS EQUIPMENT - 0.2%
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (c)  Caa $ 1,190 $ 845
Echostar Communications Corp. 0%, 6/1/04 (c) B2 2,240 1,837 Hyperion Telecommunications, Inc., Series B,
0%, 4/15/03 (c)  -  3,790  1,923
Intermedia Communications, Inc.
0%, 5/15/06 (c)  B3  1,970  1,281
  5,886
COMPUTERS & OFFICE EQUIPMENT - 0.7%
Bell & Howell Co. 0%, 3/1/05 (c)  B3  2,520  1,991
Comdisco, Inc.:
6.35%, 8/7/98  Baa1  2,500  2,500
 6.70%, 8/6/99  Baa1  3,000  2,999
 5 3/4%, 2/15/01  Baa1  6,000  5,753
 6 3/8%, 11/30/01  Baa1  4,500  4,372
Dictaphone Corp. 11 3/4%, 8/1/05  B3  900  817
Exide Electronics Group, Inc. 11 1/2%, 5/15/06  B3  450  473
Unisys Corp.:
12%, 4/15/03  B1  1,330  1,403
 11 3/4%, 10/15/04  B1  80  84
  20,392
ELECTRONICS - 0.2%
Fairchild Semiconductor Corp.
10 1/8%, 3/15/07 (e)  B2  1,120  1,134
Texas Instruments, Inc. 6 7/8%, 7/15/00  A3  5,370  5,384
  6,518
TOTAL TECHNOLOGY   32,796
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.2%
Atlas Air, Inc. pass through trust
12 1/4%, 12/1/02  Ba3  860  942
Delta Air Lines, Inc.
8 1/4%, 12/27/07 (d)  Baa3  2,600  2,867
 equipment trust certificate 8.54%, 1/2/07  Baa1  765  804
  4,613
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TRANSPORTATION - CONTINUED
RAILROADS - 0.1%
Burlington Northern Santa Fe Corp.
7.29%, 6/1/36  Baa2 $ 4,360 $ 4,377
TOTAL TRANSPORTATION   8,990
UTILITIES - 2.0%
CELLULAR - 0.9%
Arch Communications Group, Inc. 0%,
3/15/08 (c)  B3  5,670  2,622
McCaw International Ltd. 0%,
4/15/07 unit (c)(e)  CCC  5,860  2,864
Microcell Telecommunications, Inc. 0%,
6/1/06 (c)  B3  6,280  3,077
Millicom International Cellular SA 0%,
6/1/06 (c)  B3  11,920  8,344
Mobile Telecommunications Technologies Corp.
13 1/2%, 12/15/02  B3  1,370  1,346
RSL Communications Ltd./RSL Communications
PLC  12 1/4%, 11/15/06 unit (e)  -  930  930
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  6,970  6,850
USA Mobile Communications, Inc. II
9 1/2%, 2/1/04  B2  390  328
  26,361
ELECTRIC UTILITY - 0.1%
AES China Generating Ltd. yankee
10 1/8%, 12/15/06  Ba3  600  630
Virginia Electric & Power Co.
6.35%, 6/8/98  A3  3,000  3,004
  3,634
GAS - 0.2%
Columbia Gas System, Inc. 6.61%, 11/28/02  Baa1  6,000  5,881
TELEPHONE SERVICES - 0.8%
Brooks Fiber Properties, Inc.:
0%, 3/1/06 (c)  -  790  514
 11 7/8%, 11/1/06  -  1,000  620
GST USA, Inc. 0%, 12/15/05 (c)  -  1,800  1,044
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
MFS Communications, Inc. (c):
0%, 1/15/04  Ba3 $ 1,410 $ 1,276
 0%, 1/15/06  Ba3  7,680  5,798
Mcleod, Inc. 0%, 3/1/07 (c)(e)  B3  1,120  638
Pagemart, Inc. 0%, 11/1/03 (c)  -  2,650  2,120
Shared Technologies Fairchild Communications
Corp. 0%, 3/1/06 (c)  Caa  1,990  1,642
Teleport Communications Group, Inc. 8%, 8/1/05  B1  320  220
WorldCom, Inc. 7 3/4%, 4/1/07  Ba1  9,000  8,957
  22,829
TOTAL UTILITIES   58,705
TOTAL NONCONVERTIBLE BONDS   505,327
TOTAL CORPORATE BONDS
(Cost $517,185)   513,747
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 7.9%
U.S. TREASURY OBLIGATIONS - 6.2%
7 3/4%, 12/31/99  Aaa  8,345  8,616
5 3/4%, 10/31/00  Aaa  1,245  1,217
6 5/8%, 6/30/01  Aaa  36,300  36,396
7 7/8%, 8/15/01  Aaa  2,510  2,633
10 3/4%, 5/15/03  Aaa  402  483
12 3/8%, 5/15/04  Aaa  1,315  1,729
7%, 7/15/06  Aaa  68,380  69,534
12 3/4%, 11/15/10  Aaa  30,500  42,033
13 7/8%, 5/15/11  Aaa  1,410  2,071
7 1/4%, 2/15/23  Aaa  9,883  9,971
TOTAL U.S. TREASURY OBLIGATIONS   174,683
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.7%
Federal Agricultural Mortgage Corporation
7.01%, 2/10/04  Aaa $ 1,720 $ 1,730
Federal Home Loan Bank:
7.36%, 7/1/04  Aaa  1,590  1,636
 7.38%, 8/5/04  Aaa  3,790  3,892
 7.56%, 9/1/04  Aaa  5,530  5,732
 7.70%, 9/20/04  Aaa  1,170  1,223
Federal National Mortgage Association
8 5/8%, 6/30/04  Aaa  4,000  4,371
Financing Corp. stripped principal 0%, 6/6/02 Aaa 5,230 3,725 Government Trust Certificates (assets of Trust guaranteed by U.S. Government through
Defense Security Assistance Agency)
Class 1-C, 9 1/4%, 11/15/01  Aaa  158  167
 Class 2-E, 9.40%, 5/15/02  Aaa  2,135  2,254
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank):
Series 1993-C, 5.20%, 10/15/04  Aaa  425  403
 Series 1993-D, 5.23%, 5/15/05  Aaa  758  717
 Series 1994-A, 7.12%, 4/15/06  Aaa  683  689
Guaranteed Trade Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-B,
7 1/2%, 1/26/06  Aaa  566  580
Overseas Private Investment Corp. (U.S.
Government guaranteed participation
certificate):
Series 1994-195, 6.08%, 8/15/04 (callable)  Aaa  1,840  1,786
 Series 1996-A1, 6.726%, 9/15/10  -  5,000  4,890
State of Israel (guaranteed by U.S. government
through Agency for International
Development):
7 3/4%, 11/15/99  Aaa  2,660  2,732
 8%, 11/15/01  Aaa  1,160  1,216
 0%, 11/15/01  Aaa  2,320  1,725
 6 1/8%, 3/15/03  Aaa  3,443  3,320
 7 5/8%, 8/15/04  Aaa  1,650  1,700
 5.89%, 8/15/05  Aaa  3,155  2,944
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
U.S. Department of Housing and Urban
Development Government U.S. guaranteed
participation certificates Series 1995-A,
8.24%, 8/1/04  Aaa $ 2,200 $ 2,358
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   49,790
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $229,297)   224,473
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 6.4%
Federal Home Loan Mortgage Corporation:
7%, 7/1/99 to 7/1/26  Aaa  4,725  4,742
 5 1/2%, 10/1/02 to 5/1/03  Aaa  4,372  4,147
Federal National Mortgage Association:
5 1/2%, 2/1/03 to 4/1/26  Aaa  89,938  84,848
 6%, 6/1/11 to 9/1/25  Aaa  18,271  16,715
 6 1/2%, 2/1/24 to 4/1/26  Aaa  41,238  39,100
 7 1/2%, 5/1/27  Aaa  800  794
Government National Mortgage Association:
7%, 12/1/22 to 12/15/25  Aaa  13,855  13,446
 8%, 11/15/21 to 12/15/26   Aaa  16,705  16,962
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $184,451)   180,754
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
First Chicago/Lennar Trust (f):
Series 1997-CHL1 Class D 8.106%, 4/1/39  -  700  660
 Series 1997-CHL1 Class E 8.106%, 4/1/39  -  350  263
Federal Home Loan Mortgage Corporation:
planned amortization class Series 1645
 Class ZA, 5 1/2%, 4/15/05  Aaa  10,792  10,441
 planned amortization class Series 1727
 Class D, 6 1/2%, 8/15/14  Aaa  8,730  8,744
 Z Bond Series 1708Y Class Z, 6%, 3/15/09  Aaa  10,348  8,846
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
Federal National Mortgage Association:
planned amortization class Series 1993-129
 Class D, 6.10%, 6/25/05  Aaa $ 5,000 $ 4,935
 Z Bond Series 1993-10 Class Z,
 6 1/2%, 2/25/08  Aaa  17,667  15,818
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $50,203)   49,707
COMMERCIAL MORTGAGE SECURITIES - 0.4%
American Southwest Financial Securities
Series 1994-C2 Class B2, 12.79%,
12/25/01 (e)(f)  -  700  683
Berkeley Federal Bank & Trust FSB Series 1994
Class 1-B, 7.6832%, 8/1/24 (e)(f)  -  1,836  1,315
DLJ Mortgage Acceptance Corp. Series 1993-MF12
Class B-2, 10.10%, 9/18/03 (e)  -  700  674
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc. Series 1996-C1 Class F,
7.86%, 11/15/06 (e)  Ba3  500  461
Lehman Structured Securities Corp. Series 1996-1
Class E-2, 7.995%, 6/25/26  BB  709  689
Morgan Stanley Capital One, Inc. Series 1996-MBL1
Class E, 8.661%, 5/25/21 (e)  -  783  710
Mortgage Capital Funding, Inc. Series 1996-MC1
Class G, 7.15%, 7/15/28 (e)  BB  1,000  872
Penn Mutual Life Insurance Co. (The) Series 1996-PML
Class K, 7.90%, 11/15/26 (e)  -  1,250  743
Structured Asset Securities Corp.:
Series 1995-C1 Class E, 7 3/8%, 9/25/24 (e)  BB  1,000  879
 Series 1993-C1 Class E, 6.60%, 10/25/24 (e)  B  500  185
 sequential pay Series 1995-C4 Class A-1A,
 6.90%, 6/25/26  AAA  754  753
 sequential pay Series 1996 Class A-2A,
 7 3/4%, 2/25/28  AAA  1,482  1,502
Wells Fargo Capital Markets Apartment
Financing Trust 6.56%, 12/29/05 (e)  Aaa  3,000  2,932
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $11,817)   12,398
FOREIGN GOVERNMENT OBLIGATIONS (G) - 0.6%
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
Export Development Corp. yankee
8 1/8%, 8/10/99  Aa2 $ 1,250 $ 1,291
Manitoba Province yankee 6 3/8%, 10/15/99  A1  4,780  4,756
Mexico Value recovery rights discount A (a)  BB+  1  -
Quebec Province yankee (d):
6.86%, 4/15/26  A2  8,000  7,768
 7.22%, 7/22/36  A2  3,200  3,286
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $16,962)   17,101
CASH EQUIVALENTS - 1.9%
 SHARES
Taxable Central Cash Fund (h)
(Cost $52,330)    52,329,614  52,330
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,492,974)  $ 2,835,897
LEGEND
1. Non-income producing
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
4. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $100,478,000 or 3.5% of net assets.
6. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
7. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
8. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.45%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 23.2% AAA, AA, A 21.9%
Baa 4.5% BBB  7.0%
Ba 2.2% BB  1.0%
B 3.9% B  3.8%
Caa 0.3% CCC  0.3%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.6% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  88.8%
United Kingdom  5.4
Netherlands   2.9
Canada  1.0
Others (individually less than 1%)  1.9
TOTAL  100.0%
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $2,494,195,000. Net unrealized appreciation aggregated $341,702,000, of which $372,789,000 related to appreciated investment securities and $31,087,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $2,492,974) -                       $ 2,835,897
SEE ACCOMPANYING SCHEDULE

CASH                                                                          187

RECEIVABLE FOR INVESTMENTS SOLD                                               9,378

RECEIVABLE FOR FUND SHARES SOLD                                               2,198

DIVIDENDS RECEIVABLE                                                          3,232

INTEREST RECEIVABLE                                                           15,894

OTHER RECEIVABLES                                                             10

PREPAID EXPENSES                                                              20

 TOTAL ASSETS                                                                 2,866,816

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                 $ 22,944

PAYABLE FOR FUND SHARES REDEEMED                                   6,529

ACCRUED MANAGEMENT FEE                                             1,029

DISTRIBUTION FEES PAYABLE                                          1,132

OTHER PAYABLES AND ACCRUED EXPENSES                                577

 TOTAL LIABILITIES                                                            32,211

NET ASSETS                                                                   $ 2,834,605

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                              $ 2,413,499

UNDISTRIBUTED NET INVESTMENT INCOME                                           3,658

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                         74,534
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                     342,914
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                   $ 2,834,605


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $17.14
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($3,914 (DIVIDED BY) 228.37 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.75 OF $17.14)             $18.09

CLASS T:                                                           $17.16
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,801,708 (DIVIDED BY) 163,233 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $17.16)             $17.78

CLASS B:                                                           $17.12
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($3,793 (DIVIDED BY) 221.53 SHARES) A

INSTITUTIONAL CLASS:                                               $17.22
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($25,190 (DIVIDED BY) 1,463 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS SIX MONTHS ENDED APRIL 30, 1997

INVESTMENT INCOME                                                     $ 20,616
DIVIDENDS

INTEREST                                                               39,508

 TOTAL INCOME                                                          60,124

EXPENSES

MANAGEMENT FEE                                             $ 6,543

TRANSFER AGENT FEES                                         2,704

DISTRIBUTION FEES                                           7,187

ACCOUNTING FEES AND EXPENSES                                403

NON-INTERESTED TRUSTEES' COMPENSATION                       17

CUSTODIAN FEES AND EXPENSES                                 58

REGISTRATION FEES                                           85

AUDIT                                                       42

LEGAL                                                       10

MISCELLANEOUS                                               67

 TOTAL EXPENSES BEFORE REDUCTIONS                           17,116

 EXPENSE REDUCTIONS                                         (85)       17,031

NET INVESTMENT INCOME                                                  43,093

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      77,333

 FOREIGN CURRENCY TRANSACTIONS                              119        77,452

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      143,507

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               (29)       143,478

NET GAIN (LOSS)                                                        220,930

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 264,023
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS ENDED    YEAR ENDED
                                                          APRIL 30,           OCTOBER 31,
                                                          1997                1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 43,093            $ 107,896
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  77,452              30,925

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      143,478             144,053

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           264,023             282,874
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (49,846)            (124,584)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (19,450)            (6,649)

 TOTAL DISTRIBUTIONS                                       (69,296)            (131,233)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               (375,838)           (578,059)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (181,111)           (426,418)

NET ASSETS

 BEGINNING OF PERIOD                                       3,015,716           3,442,134

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 2,834,605         $ 3,015,716
INCOME OF $3,658 AND $10,411, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS ENDED   YEAR ENDED
      APRIL 30,          OCTOBER 31,

      1997               1996 D


SELECTED PER-SHARE DATA H

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 16.04       $ 15.22

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                               .23           .08

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             1.24          .88

 TOTAL FROM INVESTMENT OPERATIONS                                    1.47          .96

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.26)         (.14)

 FROM NET REALIZED GAIN                                              (.11)         -

 TOTAL DISTRIBUTIONS                                                 (.37)         (.14)

NET ASSET VALUE, END OF PERIOD                                      $ 17.14       $ 16.04

TOTAL RETURN B, C                                                    9.26%         6.34%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                             $ 4           $ 1

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.44% A, E    1.50% A,
                                                                                   E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.44% A       1.49% A,
                                                                                   F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 2.79% A       3.07% A

PORTFOLIO TURNOVER                                                   75% A         223%

AVERAGE COMMISSION RATE G                                           $ .0452       $ .0106


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER. (SEE NOTE 5 OF THE NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS T

                              SIX MONTHS ENDED   YEARS ENDED OCTOBER 31,
                              APRIL 30,

                              1997         1996       1995        1994 D     1993   1992


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 16.07      $ 15.30    $ 14.67    $ 15.91    $ 14.41    $ 14.13
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME          .25 G        .51 G      .59        .38        .48        .50

 NET REALIZED AND               1.24         .88        .54        (.79)      2.18       .85
 UNREALIZED GAIN (LOSS)

 TOTAL FROM                     1.49         1.39       1.13       (.41)      2.66       1.35
 INVESTMENT OPERATIONS

LESS DISTRIBUTIONS              (.29)        (.59)      (.50)      (.28)      (.56)      (.46)
FROM NET
 INVESTMENT INCOME

 IN EXCESS OF NET               -            -          -          (.02)      -          -
 INVESTMENT INCOME

 FROM NET                       (.11)        (.03)      -          (.49)      (.60)      (.61)
 REALIZED GAIN

 RETURN OF CAPITAL              -            -          -          (.04)      -          -

 TOTAL DISTRIBUTIONS            (.40)        (.62)      (.50)      (.83)      (1.16)     (1.07)

NET ASSET VALUE,               $ 17.16      $ 16.07    $ 15.30    $ 14.67    $ 15.91    $ 14.41
END OF PERIOD

TOTAL RETURN B, C               9.37%        9.30%      7.85%      (2.69)%    19.66%     10.27%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD      $ 2,802      $ 2,993    $ 3,441    $ 3,129    $ 1,654    $ 398
(IN MILLIONS)

RATIO OF EXPENSES TO            1.21% A      1.26%      1.47%      1.59%      1.52%      1.60%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO            1.20% A,     1.25% E    1.46% E    1.58% E    1.51% E    1.60%
AVERAGE NET ASSETS AFTER       E
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT         3.03% A      3.32%      3.99%      3.79%      3.24%      3.97%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER              75% A        223%       297%       202%       200%       389%

AVERAGE COMMISSION             $ .0452      $ .0106
RATE F


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D EFFECTIVE NOVEMBER 1,1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS ENDED
      APRIL 30,

      1997 C

SELECTED PER-SHARE DATA G

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 16.36

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .10

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .78

 TOTAL FROM INVESTMENT OPERATIONS                        .88

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.12)

NET ASSET VALUE, END OF PERIOD                          $ 17.12

TOTAL RETURN B, D                                        5.38%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $ 4

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  2.19% A, E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     1.97% A

PORTFOLIO TURNOVER                                       75% A

AVERAGE COMMISSION RATE F                               $ .0452

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO APRIL 30,1997.
D TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS ENDED   YEARS ENDED OCTOBER 31,
      APRIL 30,

      1997               1996                      1995 D


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 16.11    $ 15.40    $ 15.23

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .28 H      .54 H      .25

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 1.26       .87        .09

 TOTAL FROM INVESTMENT OPERATIONS                        1.54       1.41       .34

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.32)      (.67)      (.17)

 FROM NET REALIZED GAIN                                  (.11)      (.03)      -

 TOTAL DISTRIBUTIONS                                     (.43)      (.70)      (.17)

NET ASSET VALUE, END OF PERIOD                          $ 17.22    $ 16.11    $ 15.40

TOTAL RETURN B, C                                        9.67%      9.41%      2.22%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                 $ 25       $ 22       $ 1

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .78% A     1.06%      .92% A,
                                                                              E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER            .78% A     1.03% F    .91% A,
EXPENSE REDUCTIONS                                                            F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     3.45% A    3.54%      4.54% A

PORTFOLIO TURNOVER                                       75% A      223%       297%

AVERAGE COMMISSION RATE G                               $ .0452    $ .0106


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED . C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Balanced Fund (the fund)(formerly Fidelity Advisor Income & Growth Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class B of shares on December 31, 1996. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and Class B, and shares of Class A and Class B for distribution under federal and state securities law. These expenses are borne by Class A and Class B and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND - CONTINUED
in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,050,321,000 and $1,402,345,000, respectively, of which U.S. government and government agency obligations aggregated $329,252,000 and $472,529,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .15%. For the period, the management fee was equivalent to an annualized rate of .46% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 3,000       $ 3,000

CLASS T     7,179,000     7,179,000

CLASS B     5,000         1,000

           $ 7,187,000   $ 7,183,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 160,000   $ 55,000

CLASS T     542,000     398,000

CLASS B     1,000       0 *

           $ 703,000   $ 453,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE. TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER   AMOUNT        % OF
                       AGENT                    AVERAGE
                                                NET ASSETS

CLASS A                FIIOC  *   $ 3,000        .25

CLASS T **             FIIOC  *    2,682,000     .19

CLASS B                FIIOC  *    1,000         .27

INSTITUTIONAL CLASS    FIIOC  *    18,000        .15

                                  $ 2,704,000

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
HOWEVER, HAD DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND
SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $148,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
           FMR           REIMBURSEMENT
           EXPENSE
           LIMITATIONS

CLASS A    1.50%         $ 4,000

CLASS B    2.25%          11,000

                         $ 15,000

In addition, FMR agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A and Class
B. For the period, the reimbursement reduced these expenses by $1,000 and $1,000 for Class A and Class B, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $65,000 under this arrangement.
5. EXPENSE REDUCTIONS - CONTINUED
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,000.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 22.6% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
AMOUNTS IN THOUSANDS          SIX MONTHS ENDED   YEAR ENDED
                              APRIL 30,          OCTOBER 31,
                              1997 B             1996 A

CLASS A

FROM NET INVESTMENT INCOME    $ 38               $ 4

FROM NET REALIZED GAIN         12                 -

TOTAL                         $ 50               $ 4

CLASS T

FROM NET INVESTMENT INCOME    $ 49,359           $ 124,292

FROM NET REALIZED GAIN         19,291             6,647

TOTAL                         $ 68,650           $ 130,939

CLASS B

FROM NET INVESTMENT INCOME    $ 13               $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 436              $ 288

FROM NET REALIZED GAIN         147                2

TOTAL                         $ 583              $ 290

                              $ 69,296           $ 131,233

1. DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
2. DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996
(COMMENCEMENT OF SALE OF SHARES) TO APRIL 30, 1997.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                            DOLLARS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                 APRIL 30,           OCTOBER 31,   APRIL 30,           OCTOBER 31,

                                 1997 B              1996 A        1997 B              1996 A



CLASS A                           178                 79           $ 3,002             $ 1,223
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     3                   -             49                  4

SHARES REDEEMED                   (27)                (5)           (466)               (76)

NET INCREASE (DECREASE)           154                 74           $ 2,585             $ 1,151

CLASS T                           14,382              36,300       $ 241,499           $ 563,225
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     3,913               7,921         64,825              122,603

SHARES REDEEMED                   (41,259)            (82,882)      (690,291)           (1,284,921)

NET INCREASE (DECREASE)           (22,964)            (38,661)     $ (383,967)         $ (599,093)

CLASS B                           236                 -            $ 3,980             $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1                   -             13                  -

SHARES REDEEMED                   (15)                -             (254)               -

NET INCREASE (DECREASE)           222                 -            $ 3,739             $ -

INSTITUTIONAL CLASS               272                 1,421        $ 4,574             $ 21,932
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     34                  17            561                 270

SHARES REDEEMED                   (197)               (149)         (3,330)             (2,319)

NET INCREASE (DECREASE)           109                 1,289        $ 1,805             $ 19,883


1. SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
2. SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO APRIL 30, 1997.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 17,000

CLASS T                 47,000

CLASS B                 7,000

INSTITUTIONAL CLASS     14,000

                       $ 85,000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Balanced Fund (formerly Fidelity Advisor Income & Growth Fund):
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Balanced Fund (formerly Fidelity Advisor Income & Growth Fund), including the schedule of portfolio investments, as of April 30, 1997, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended April 30, 1997 and for the year ended October 31, 1996 and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Balanced Fund (formerly Fidelity Advisor Income & Growth Fund) as of April 30, 1997, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 1997 and for the year ended October 31, 1996 and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 13, 1997





INVESTMENT ADVISER
Fidelity Management & Research Company Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William S. Hayes, Vice President
Bettina E. Doulton, Vice President
Kevin Grant, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributions Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA


CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
 Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Funds

(REGISTERED TRADEMARK)